Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			$ 57,536
Total fair value of plan assets	[1]	$ 45	8,908
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				$ 57,146
Total fair value of plan assets				8,759
Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			8,909
Other pending transactions			(1)
Total fair value of plan assets		45	8,908
Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				8,760
Total fair value of plan assets				8,760
Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			56,928
Accrued income			608
Total fair value of plan assets			57,536
Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				56,465
Accrued income				681
Total fair value of plan assets				57,146
Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,404
Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,298
Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,725
Total fair value of plan assets		45	1,725
Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,720
Total fair value of plan assets				1,720
Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		45	246
Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				323
Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			834
Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				989
Cash and Cash Equivalents | Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets		$ 45	49
Cash and Cash Equivalents | Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				72
Equity Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			5,295
Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			3,368
Debt Securities | Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,676
US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,692
US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,613
US Government Agencies Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			4,238
US Government Agencies Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				3,770
Collateralized mortgage securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,032
Collateralized mortgage securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				2,537
Corporate Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			49,420
Corporate Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				47,871
Common stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			3,599
Common stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				3,561
Foreign Stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			183
Foreign Stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				132
American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,429
American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,387
Preferred American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			12
Preferred American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				20
Real Estate Investment Trusts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			72
Real Estate Investment Trusts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				76
Open Ended Mutual Funds | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,676
Open Ended Mutual Funds | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,648
Open Ended Mutual Funds | Measured At Net Asset Value | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,676
Open Ended Mutual Funds | Measured At Net Asset Value | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,648
Quoted Prices In Active Markets (Level 1) | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			6,173
Other pending transactions			(1)
Total fair value of plan assets			6,172
Quoted Prices In Active Markets (Level 1) | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				6,023
Total fair value of plan assets				6,023
Quoted Prices In Active Markets (Level 1) | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			4,629
Accrued income			608
Total fair value of plan assets			5,237
Quoted Prices In Active Markets (Level 1) | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				4,215
Accrued income				681
Total fair value of plan assets				4,896
Quoted Prices In Active Markets (Level 1) | Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			172
Quoted Prices In Active Markets (Level 1) | Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				100
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			27
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				15
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			219
Quoted Prices In Active Markets (Level 1) | Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				345
Quoted Prices In Active Markets (Level 1) | Equity Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			5,295
Quoted Prices In Active Markets (Level 1) | Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			851
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			851
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				832
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			4,238
Quoted Prices In Active Markets (Level 1) | US Government Agencies Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				3,770
Quoted Prices In Active Markets (Level 1) | Common stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			3,599
Quoted Prices In Active Markets (Level 1) | Common stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				3,561
Quoted Prices In Active Markets (Level 1) | Foreign Stock | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			183
Quoted Prices In Active Markets (Level 1) | Foreign Stock | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				132
Quoted Prices In Active Markets (Level 1) | American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,429
Quoted Prices In Active Markets (Level 1) | American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,387
Quoted Prices In Active Markets (Level 1) | Preferred American Depository Receipts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			12
Quoted Prices In Active Markets (Level 1) | Preferred American Depository Receipts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				20
Quoted Prices In Active Markets (Level 1) | Real Estate Investment Trusts | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			72
Quoted Prices In Active Markets (Level 1) | Real Estate Investment Trusts | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				76
Level 2 | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,011
Total fair value of plan assets			1,011
Level 2 | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,017
Total fair value of plan assets				1,017
Level 2 | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			52,299
Total fair value of plan assets			52,299
Level 2 | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				52,250
Total fair value of plan assets				52,250
Level 2 | Other | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,232
Level 2 | Other | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				1,198
Level 2 | Cash and Cash Equivalents | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			170
Level 2 | Cash and Cash Equivalents | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				236
Level 2 | Cash and Cash Equivalents | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			615
Level 2 | Cash and Cash Equivalents | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				644
Level 2 | Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			841
Level 2 | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			841
Level 2 | US Government Agencies Debt Securities | Supplemental Executive Retirement Plan | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				781
Level 2 | Collateralized mortgage securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			1,032
Level 2 | Collateralized mortgage securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				2,537
Level 2 | Corporate Debt Securities | Pension Plans, Defined Benefit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets			$ 49,420
Level 2 | Corporate Debt Securities | Pension Plans, Defined Benefit | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of plan assets				$ 47,871

[1]	Tidewater converted substantially all investments held in the rabbi trust to cash to fund a lump sum benefit to the former CEO in May 2018. Refer to Note (6) for more information regarding this payment.